INTANGIBLE ASSETS - Narrative (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure of detailed information about intangible assets [line items]
Intangible assets	$ 38,411	$ 30,609	$ 24,658
Infrastructure
Disclosure of detailed information about intangible assets [line items]
Intangible assets	11,822	14,214
Intangible assets with indefinite useful life	867	899
Private Equity
Disclosure of detailed information about intangible assets [line items]
Intangible assets	25,032	14,806
Customer-related intangible assets [member] | Infrastructure
Disclosure of detailed information about intangible assets [line items]
Intangible assets	2,200	2,500
Customer-related intangible assets [member] | Private Equity
Disclosure of detailed information about intangible assets [line items]
Intangible assets	$ 13,800	7,500
Useful Lives Or Amortisation Rates, Intangible Assets Other Than Goodwill, Period	30 years
Customer-related intangible assets [member] | Private Equity | Minimum
Disclosure of detailed information about intangible assets [line items]
Useful Lives Or Amortisation Rates, Intangible Assets Other Than Goodwill, Period	6 years
Customer-related intangible assets [member] | Private Equity | Maximum
Disclosure of detailed information about intangible assets [line items]
Useful Lives Or Amortisation Rates, Intangible Assets Other Than Goodwill, Period	30 years
Customer-related intangible assets [member] | North American Rail Operations [Member] | Infrastructure
Disclosure of detailed information about intangible assets [line items]
Intangible assets	$ 1,600	1,700
Customer-related intangible assets [member] | Residential infrastructure operation [Member] | Infrastructure
Disclosure of detailed information about intangible assets [line items]
Intangible assets	1,300	1,300
Copyrights, patents and other industrial property rights, service and operating rights [member] | Private Equity
Disclosure of detailed information about intangible assets [line items]
Intangible assets	$ 3,700	3,000
Copyrights, patents and other industrial property rights, service and operating rights [member] | Private Equity | Minimum
Disclosure of detailed information about intangible assets [line items]
Useful Lives Or Amortisation Rates, Intangible Assets Other Than Goodwill, Period	10 years
Copyrights, patents and other industrial property rights, service and operating rights [member] | Private Equity | Maximum
Disclosure of detailed information about intangible assets [line items]
Useful Lives Or Amortisation Rates, Intangible Assets Other Than Goodwill, Period	20 years
Service concession arrangements [member] | Private Equity
Disclosure of detailed information about intangible assets [line items]
Intangible assets	$ 2,100	1,800
Service concession arrangements [member] | Brazilian regulated gas transmission business [Member] | Infrastructure
Disclosure of detailed information about intangible assets [line items]
Intangible assets	2,800	2,600
Service concession arrangements [member] | Indian Toll Road [Member] | Infrastructure
Disclosure of detailed information about intangible assets [line items]
Intangible assets	$ 1,000	1,600
Useful Lives Or Amortisation Rates, Intangible Assets Other Than Goodwill, Period	21 years
Brand names [member] | Private Equity
Disclosure of detailed information about intangible assets [line items]
Intangible assets	$ 3,300	$ 1,900
Useful Lives Or Amortisation Rates, Intangible Assets Other Than Goodwill, Period	40 years
Brand names [member] | Private Equity | Minimum
Disclosure of detailed information about intangible assets [line items]
Useful Lives Or Amortisation Rates, Intangible Assets Other Than Goodwill, Period	11 years
Brand names [member] | Private Equity | Maximum
Disclosure of detailed information about intangible assets [line items]
Useful Lives Or Amortisation Rates, Intangible Assets Other Than Goodwill, Period	40 years